CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net income (loss)	$ (11,940,536)	$ (8,083,640)	$ 1,609,959
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Allowance for credit losses	127,263	185,283	322,873
Share-based compensation	7,030,846	7,456,800
Write-down of inventories	43,190	155,600	0
Depreciation and amortization	232,918	202,884	138,051
Reduction in the carrying amount of right-of-use assets	421,214	318,393	272,080
Loss on disposal of property and equipment		2,044	7,828
Amortization of loan discount related to short-term bank borrowings			(72,484)
Changes in fair value of financial instruments	87,836	1,472,118	190,557
Gain on extinguishment of convertible debts	(233,216)
Unrealized foreign currency transaction loss (gain)	218,085	(205,823)	(423,154)
Changes in operating assets and liabilities:
Accounts receivable	668,143	(5,062,424)	(3,597,098)
Amounts due from related parties	(1,330,296)	(469,422)	(256,478)
Inventories	(1,260,086)	(663,491)	(3,376,876)
Prepayments and other current assets	(4,706,046)	167,284	(409,862)
Accounts payable	2,415,557	(859,571)	4,087,093
Contract liabilities	1,955,497	(1,533,075)	1,172,753
Amounts due to a related party	126,926
Operating lease liabilities	(458,338)	(345,391)	(269,692)
Accrued expenses and other current liabilities	(689,051)	1,615,056	1,460,767
Other non-current liabilities	88,526	71,864	(7,618)
Net cash provided by (used in) operating activities	(7,201,568)	(5,575,511)	848,699
Investing activities:
Issuance of a loan to a related party		(94,738)
Proceeds from collection of the loan to a related party	25,071
Issuance of a loan to a related party of a shareholder	(1,404)
Proceeds from collection of the loan to a related party of a shareholder	56,333	2,886,378	1,435,833
Cash paid for purchase of property and equipment and intangible assets	(613,657)	(525,915)	(213,673)
Net cash provided by (used in) investing activities	(533,657)	2,265,725	1,222,160
Financing activities:
Proceeds from short-term bank borrowings	8,522,049	6,298,822	6,401,765
Repayment of short-term bank borrowings	(7,263,737)	(4,649,967)	(3,758,890)
Interest free advances to the Founders and executive officers		(704,543)	(244,092)
Proceeds from collection of advances to the Founders and executive officers	675,939	271,575
Proceeds from sale of ordinary shares through public offering	19,091,338
Cash paid to the existing equity holders of X-Charge Technology in connection with the restructuring		(32,947,273)
Cash received from the existing equity holders of X-Charge Technology in connection with the restructuring		32,947,273
Cash paid to convertible debts holders of Beijing X-Charge Technology in connection with the conversion of convertible debts	(7,020,816)
Cash received from the convertible debt holders of Beijing X-Charge Technology in connection with the conversion of convertible debts	7,020,816
Payments of initial public offering ("IPO") cost	(1,875,977)	(1,525,934)	(120,610)
Proceeds from issuance of the convertible debts		11,053,172
Net cash provided by financing activities	19,149,612	10,743,125	2,278,173
Effect of foreign currency exchange rate changes on cash and cash equivalents and restricted cash	(333,295)	(410,966)	(506,594)
Net increase in cash, cash equivalents and restricted cash	11,081,092	7,022,373	3,842,438
Cash, cash equivalents and restricted cash at the beginning of the year	15,692,810	8,670,437	4,827,999
Cash, cash equivalents and restricted cash at the end of the year	26,773,902	15,692,810	8,670,437
Supplemental cash flow information:
Interest paid	212,732	$ 76,901	119,279
Income taxes paid	82,557
Non-cash investing and financing activities:
Accrual of IPO cost	1,168,175		198,113
Consideration payable in connection with long-term investments			$ 107,687
Conversion of convertible debts into series B+ convertible redeemable preferred shares	9,651,560
Extinguishment of convertible debts	2,720,155
Conversion of convertible preferred shares to Class A ordinary shares	52,697,376
Deferred offering costs charged against additional paid-in capital	$ 4,264,457